Loans and Borrowings - Term Loans (Details) - CAD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	$ 141,244,000	$ 11,683,000	$ 351,000
Current portion	(13,758,000)	(2,451,000)
Loans and borrowings	127,486,000	9,232,000
Capital Loan
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	0	7,800,000
Capital Loan, Blended Monthly Installments
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	0	2,171,000
Borrowings, monthly installment	60,000
Term Loan, Due August 30, 2021
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	139,900,000	0
Term loans
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	139,900,000	9,971,000
Current portion	(13,398,000)	(1,111,000)
Loans and borrowings	$ 126,502,000	$ 8,860,000
Bank Prime Rate | Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%
Bank Prime Rate | Capital Loan, Blended Monthly Installments
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%
Borrowings, interest rate	5.20%
Banker's Acceptance Rate | Term Loan, Due August 30, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.22%